Simple Agreements for Future Equity - Additional information (Details) $ in Millions		1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Apr. 30, 2025 USD ($)	Apr. 30, 2025 USD ($) BoardMember	Dec. 31, 2024 USD ($) BoardMember	Dec. 31, 2023 USD ($)
Simple Agreements For Future Equity [Line Items]
Stock issued during period, conversion of SAFE agreement (in shares) | shares	30,061,262
SAFEs	$ 263.0
2024 Simple Agreements for Future Equity [Member]
Simple Agreements For Future Equity [Line Items]
SAFE agreement, aggregate purchase amount				$ 45.2
Affiliated Party Number Of Board | BoardMember				2
2024 Simple Agreements for Future Equity [Member] | Affiliated Entity [Member]
Simple Agreements For Future Equity [Line Items]
SAFE agreement, aggregate purchase amount				$ 10.4
2023 Simple Agreements for Future Equity [Member] | Affiliated Entity [Member]
Simple Agreements For Future Equity [Line Items]
SAFE agreement, aggregate purchase amount					$ 10.0
2025 Simple Agreements for Future Equity [Member]
Simple Agreements For Future Equity [Line Items]
SAFE agreement, aggregate purchase amount			$ 23.7
Affiliated Party Number Of Board Members | BoardMember			2
2025 Simple Agreements for Future Equity [Member] | Affiliated Entity [Member]
Simple Agreements For Future Equity [Line Items]
SAFE agreement, aggregate purchase amount			$ 4.0
2025 Simple Agreements for Future Equity [Member] | Affiliate Of AACT [Member]
Simple Agreements For Future Equity [Line Items]
SAFE agreement, aggregate purchase amount			$ 10.0
SAFE agreement amount exchanged		$ 10.0